Note 3 - Stockholders' Deficit, Stock Options and Warrants - Summary of Status of Options and Warrants Outstanding (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Mar. 31, 2014
Stock Options One [Member]
Range of exercise prices, options (in dollars per share)	$ 2.25	$ 65.75
Shares, options (in shares)	293	10,019
Weighted average remaining life, options	9 years 328 days	9 years 295 days
Stock Options Two [Member]
Range of exercise prices, options (in dollars per share)	$ 2.42	$ 73.50
Shares, options (in shares)	37,152	1,225
Weighted average remaining life, options	9 years 324 days	10 years 3 days
Stock Options Three [Member]
Range of exercise prices, options (in dollars per share)	$ 3.75	$ 77.50
Shares, options (in shares)	44,000	2,387
Weighted average remaining life, options	9 years 277 days	9 years 182 days
Stock Options Four [Member]
Range of exercise prices, options (in dollars per share)	$ 4.125	$ 80.25
Shares, options (in shares)	3,636	250
Weighted average remaining life, options	10 years	9 years 277 days
Stock Options Five [Member]
Range of exercise prices, options (in dollars per share)	$ 4.1975	$ 86.25
Shares, options (in shares)	7,147	289
Weighted average remaining life, options	9 years 354 days	9 years 91 days
Stock Options Six [Member]
Range of exercise prices, options (in dollars per share)	$ 4.25	$ 121.88
Shares, options (in shares)	3,529	6
Weighted average remaining life, options	9 years 182 days	7 years 73 days
Stock Options Seven [Member]
Range of exercise prices, options (in dollars per share)	$ 5.125	$ 131.25
Shares, options (in shares)	3,902	82
Weighted average remaining life, options	9 years 343 days	6 years 251 days
Stock Options Eight [Member]
Range of exercise prices, options (in dollars per share)	$ 65.75	$ 140.63
Shares, options (in shares)	342	7,679
Weighted average remaining life, options	9 years 21 days	7 years 76 days
Stock Options Nine [Member]
Range of exercise prices, options (in dollars per share)	$ 73.50	$ 148.13
Shares, options (in shares)	1,157	929
Weighted average remaining life, options	9 years 94 days	7 years 80 days
Stock Options Ten [Member]
Range of exercise prices, options (in dollars per share)	$ 77.50	$ 150
Shares, options (in shares)	2,323	4,959
Weighted average remaining life, options	8 years 273 days	6 years 229 days
Stock Options Eleven [Member]
Range of exercise prices, options (in dollars per share)	$ 80.25	$ 162.50
Shares, options (in shares)	187	153
Weighted average remaining life, options	9 years 3 days	9 years 3 days
Stock Options Twelve [Member]
Range of exercise prices, options (in dollars per share)	$ 86.25	$ 206.25
Shares, options (in shares)	232	145
Weighted average remaining life, options	8 years 182 days	8 years 277 days
Stock Options Thirteen [Member]
Range of exercise prices, options (in dollars per share)	$ 121.875	$ 248.44
Shares, options (in shares)	5	120
Weighted average remaining life, options	6 years 164 days	7 years 197 days
Stock Options Fourteen [Member]
Range of exercise prices, options (in dollars per share)	$ 131.25	$ 262.50
Shares, options (in shares)	81	130
Weighted average remaining life, options	5 years 343 days	7 years 197 days
Stock Options Fifteen [Member]
Range of exercise prices, options (in dollars per share)	$ 148.125	$ 281.25
Shares, options (in shares)	928	546
Weighted average remaining life, options	6 years 171 days	7 years 32 days
Stock Options Sixteen [Member]
Range of exercise prices, options (in dollars per share)	$ 150	$ 318.75
Shares, options (in shares)	1,760	3
Weighted average remaining life, options	5 years 321 days	7 years 131 days
Stock Options Seventeen [Member]
Range of exercise prices, options (in dollars per share)	$ 162.50	$ 346.88
Shares, options (in shares)	123	87
Weighted average remaining life, options	8 years 94 days	8 years 91 days
Stock Options Eighteen [Member]
Range of exercise prices, options (in dollars per share)	$ 206.25	$ 431.25
Shares, options (in shares)	121	1,610
Weighted average remaining life, options	8 years 3 days	8 years 69 days
Stock Options Nineteen [Member]
Range of exercise prices, options (in dollars per share)	$ 248.4375	$ 468.75
Shares, options (in shares)	121	134
Weighted average remaining life, options	6 years 288 days	8 years 54 days
Stock Options Twenty [Member]
Range of exercise prices, options (in dollars per share)	$ 262.50	$ 506.25
Shares, options (in shares)	130	198
Weighted average remaining life, options	6 years 288 days	8 years 3 days
Stock Options Twenty One [Member]
Range of exercise prices, options (in dollars per share)	$ 281.25	$ 543.75
Shares, options (in shares)	529	54
Weighted average remaining life, options	6 years 109 days	7 years 281 days
Stock Options Twenty Two [Member]
Range of exercise prices, options (in dollars per share)	$ 318.75	$ 596.25
Shares, options (in shares)	3	51
Weighted average remaining life, options	6 years 219 days	7 years 273 days
Stock Options Twenty Three [Member]
Range of exercise prices, options (in dollars per share)	$ 346.875
Shares, options (in shares)	72
Weighted average remaining life, options	7 years 182 days
Stock Options Twenty Four [Member]
Range of exercise prices, options (in dollars per share)	$ 431.25
Shares, options (in shares)	306
Weighted average remaining life, options	7 years 160 days
Stock Options Twenty Five [Member]
Range of exercise prices, options (in dollars per share)	$ 468.75
Shares, options (in shares)	133
Weighted average remaining life, options	7 years 146 days
Stock Options Twenty Six [Member]
Range of exercise prices, options (in dollars per share)	$ 506.25
Shares, options (in shares)	188
Weighted average remaining life, options	7 years 91 days
Stock Options Twenty Seven [Member]
Range of exercise prices, options (in dollars per share)	$ 543.75
Shares, options (in shares)	53
Weighted average remaining life, options	7 years 7 days
Stock Options Twenty Eight [Member]
Range of exercise prices, options (in dollars per share)	$ 596.25
Shares, options (in shares)	42
Weighted average remaining life, options	7 years
Warrant One [Member]
Warrant exercise price (in dollars per share)	$ 93.75	$ 123.75
Shares, warrants (in shares)	2,255	303,081
Weighted average remaining life, warrants	1 year 164 days	4 years 244 days
Warrant Two [Member]
Warrant exercise price (in dollars per share)	$ 123.75	$ 150
Shares, warrants (in shares)	94,084	4,114
Weighted average remaining life, warrants	3 years 335 days	2 years 73 days
Warrant Three [Member]
Warrant exercise price (in dollars per share)	$ 150	$ 225
Shares, warrants (in shares)	4,114	107
Weighted average remaining life, warrants	1 year 164 days	2 years 25 days
Warrant Four [Member]
Warrant exercise price (in dollars per share)	$ 225	$ 243.75
Shares, warrants (in shares)	107	2,529
Weighted average remaining life, warrants	1 year 116 days	3 years 215 days
Warrant Five [Member]
Warrant exercise price (in dollars per share)	$ 243.75	$ 281.25
Shares, warrants (in shares)	2,529	8,152
Weighted average remaining life, warrants	2 years 306 days	2 years 7 days
Warrant Six [Member]
Warrant exercise price (in dollars per share)	$ 281.25	$ 309.38
Shares, warrants (in shares)	5,897	2,850
Weighted average remaining life, warrants	1 year 73 days	3 years 222 days
Warrant Seven [Member]
Warrant exercise price (in dollars per share)	$ 309.375	$ 309.50
Shares, warrants (in shares)	2,850	222
Weighted average remaining life, warrants	2 years 313 days	3 years 310 days
Warrant Eight [Member]
Warrant exercise price (in dollars per share)	$ 309.50	$ 337.50
Shares, warrants (in shares)	222	178
Weighted average remaining life, warrants	3 years 36 days	2 years 171 days
Warrant Nine [Member]
Warrant exercise price (in dollars per share)	$ 337.50	$ 371.25
Shares, warrants (in shares)	178	944
Weighted average remaining life, warrants	1 year 262 days	2 years 149 days
Warrant Ten [Member]
Warrant exercise price (in dollars per share)	$ 371.25	$ 506.25
Shares, warrants (in shares)	944	59
Weighted average remaining life, warrants	1 year 240 days	3 years 47 days
Warrant Eleven [Member]
Warrant exercise price (in dollars per share)	$ 506.25	$ 609.38
Shares, warrants (in shares)	59	861
Weighted average remaining life, warrants	2 years 138 days	3 years 36 days
Warrant Twelve [Member]
Warrant exercise price (in dollars per share)	$ 609.375
Shares, warrants (in shares)	862
Weighted average remaining life, warrants	2 years 124 days
Range of exercise prices, options (in dollars per share)
Shares, options (in shares)	108,498	31,349
Weighted average remaining life, options
Warrant exercise price (in dollars per share)			$ 281.25
Shares, warrants (in shares)	114,102	323,098
Weighted average remaining life, warrants